CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
$1M Purchase Agreement [Member]
Purchase Agreement Value	$ 1,000,000	$ 1,000,000
$15M Purchase Agreement [Member]
Purchase Agreement Value		$ 15,000,000